Fair Value Hierarchy - Schedule of Quoted Prices (Details) - $ / shares	Sep. 30, 2023	Dec. 31, 2022
October 9, 2022
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price	$ 9.91	$ 9.91
November 3, 2022
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price		9.96
November 8, 2022
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price		9.97
November 9, 2022
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price		9.97
November 15, 2022
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price		9.98
November 16, 2022
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price		9.99
November 18, 2022
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price		10
November 28, 2022
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price		10.01
December 1, 2022
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price		10.03
December 2, 2022
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price		10.03
December 30, 2022
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price		10.11
December 31, 2022
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price	10.11	$ 10.11
March 31, 2023
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price	10.34
June 30, 2023
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price	10.56
September 30, 2023
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price	$ 10.67